Earnings Per Common Share	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Common Share
Earnings Per Common Share
Earnings per common share are computed using the two-class method. Basic earnings per common share are computed by dividing net income allocated to common shares by the weighted average number of shares outstanding during the applicable period, excluding outstanding participating securities. Participating securities include unvested restricted shares. Unvested restricted shares are considered participating securities because holders of these securities receive non-forfeitable dividends at the same rate as holders of the Corporation’s common stock. Diluted earnings per share are computed by dividing net income allocated to common shares adjusted for reallocation of undistributed earnings of unvested restricted shares by the weighted average number of shares determined for the basic earnings per common share computation plus the dilutive effect of common stock equivalents using the treasury stock method.
For the three month periods ended September 30, 2012 and 2011, average anti-dilutive employee share-based awards totaled 54,000 and 146,979, respectively. For the nine month periods ended September 30, 2012 and 2011, average anti-dilutive employee share-based awards totaled 120,502 and 145,526, respectively.

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2012	2011	2012	2011
	(Dollars in Thousands, Except Share Data)
Basic earnings per common share
Net income	$2,622	$2,179	$6,397	$6,040
Less: earnings allocated to participating securities	101	83	239	230
Basic earnings allocated to common shareholders	$2,521	$2,096	$6,158	$5,810

Weighted-average common shares outstanding, excluding participating securities	2,539,507	2,511,767	2,533,436	2,502,991

Basic earnings per common share	$0.99	$0.83	$2.43	$2.32

Diluted earnings per common share
Earnings allocated to common shareholders	$2,521	$2,096	$6,158	$5,810
Reallocation of undistributed earnings	—	(1)	—	—
Diluted earnings allocated to common shareholders	$2,521	$2,095	$6,158	$5,810

Weighted-average common shares outstanding, excluding participating securities	2,539,507	2,511,767	2,533,436	2,502,991
Dilutive effect of share-based awards	4,978	50	1,752	—
Weighted-average diluted common shares outstanding, excluding participating securities	2,544,485	2,511,817	2,535,188	2,502,991

Diluted earnings per common share	$0.99	$0.83	$2.43	$2.32